Finance costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Income and Expenses

	2019 $m	2018 Restated $m	2017 Restated $m
Financial income

Financial income on deposits and money market funds	3	2	1

Interest income on loans and other assets	3	3	3

	6	5	4

Financial expenses

Interest expense on bonds and syndicated facility	78	61	58

Interest expense on lease liabilities	41	39	39

Capitalised interest	(5)	(5)	(6)
Unwind of discount on deferred purchase consideration a	1	1	—

Other charges b	6	5	4

	121	101	95

a	Fair value gains/(losses) on contingent purchase consideration have been disclosed on the face of the Group income statement. The 2018 comparatives have been restated accordingly.
b	Other charges comprise bank charges and non-bank interest expense.